Note 5 - Vessels, Net (Details) - Summary of Vessels (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Vessels [Abstract]
Balance, January 1, 2013	$ 137,960,194	$ 307,131,051
Balance, January 1, 2013	(32,496,457)	(100,196,305)
Balance, January 1, 2013	105,463,737	206,934,746
Costs	(18,894,213)	(154,876,848)
Accumulated depreciation	15,394,213	76,669,386
Net Book Value	(3,500,000)	(78,207,462)
Costs	140,389,916	137,960,194	307,131,051
Accumulated depreciation	(29,239,689)	(32,496,457)	(100,196,305)
Net Book Value	111,150,227	105,463,737	206,934,746
Accumulated depreciation	(12,137,445)	(19,983,772)	(17,385,608)
Net Book Value	(12,137,445)	(19,983,772)	(17,385,608)
- Sale of vessels		(20,272,071)
- Sale of vessels		11,014,234
- Sale of vessels		(9,257,837)
Costs	21,323,935	5,978,062
Net Book Value	$ 21,323,935	$ 5,978,062